Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill and other intangible assets

4. Goodwill and other intangible assets:

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2013			2014
	Gross carrying amounts	Accumulated amortization	Carrying amounts	Gross carrying amounts	Accumulated amortization	Carrying amounts
Proprietary technology	¥10,017	¥1,469	¥8,548	¥11,671	¥2,535	¥9,136
Customer relationships	43,305	5,817	37,488	48,157	9,626	38,531
Software	13,830	6,878	6,952	18,001	8,625	9,376
Other	5,718	1,925	3,793	6,988	3,345	3,643

Total	¥72,870	¥16,089	¥56,781	¥84,817	¥24,131	¥60,686

The weighted average amortization periods for proprietary technology, customer relationships and software are 12 years, 18 years and 5 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2012, 2013 and 2014 amounted to ¥2,664 million, ¥4,627 million and ¥6,377 million, respectively.

Total indefinite lived intangible assets amounted to ¥7,208 million and ¥7,920 million as of March 31, 2013 and 2014, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2015	¥6,773
2016	6,445
2017	5,767
2018	5,123
2019	4,656

NIDEC has completed the annual impairment test for existing goodwill and indefinite lived intangible assets as required by ASC 350 as of January 1, 2014. For the years ended March 31, 2012, 2013 and 2014, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2012, 2013 and 2014, no goodwill impairment loss has been recorded. As a result of the annual impairment test for existing indefinite lived intangible assets, for the years ended March 31, 2012, 2013 and 2014, impairment loss of indefinite lived intangible assets has not been recorded.

The changes in the carrying amount of goodwill by operating reportable segment for the years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	Balance as of April 1, 2012	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2013
Goodwill:
Nidec Electronics (Thailand)	¥6,109	¥—	¥—	¥885	¥6,994
Nidec (Zhejiang)	912	—	—	132	1,044
Nidec Sankyo	26,100	1,094	—	118	27,312
Nidec Copal	16,462	—	—	—	16,462
Nidec Tosok	1,107	—	—	(69)	1,038
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	34,021	—	9,003	55,008
Nidec Motors & Actuators	4,737	1,062	—	586	6,385
All Others	4,504	4,785	—	633	9,922

	¥80,525	¥40,962	¥—	¥11,288	¥132,775

The changes in the carrying amount of goodwill by operating reportable segment for the years ended March 31, 2013 and 2014 are as follows:

	Yen in millions
	Balance as of April 1, 2013	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2014
Goodwill:
Nidec Electronics (Thailand)	¥6,994	¥—	¥—	¥651	¥7,645
Nidec (Zhejiang)	1,044	—	—	98	1,142
Nidec Sankyo	27,312	2,114	—	107	29,533
Nidec Copal	16,462	—	—	—	16,462
Nidec Tosok	1,038	—	—	—	1,038
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	55,008	—	—	8,070	63,078
Nidec Motors & Actuators	6,385	—	—	933	7,318
All Others	9,922	9,668	—	511	20,101

	¥132,775	¥11,782	¥—	¥10,370	¥154,927